Inventories	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories

Note  9.      Inventories

Inventories consisted of the following:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Raw materials	230	764
Work in progress	464	482
Finished goods	1,510	172
Total inventories	2,204	1,418